Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Presentation Of Leases For Lessee [Abstract]
Summary of Lease liabilities

2019
Operating lease commitments disclosed as at December 31, 2018	$103,034
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	78,937
Less short-term leases recognized on a straight-line basis as expense	(1,552)
Less Lease committed to at December 31, 2018 but not commenced at January 1, 2019	(8,074)

Lease liability recognized as at January 1, 2019	$69,311
Of which:
Current lease liabilities	12,655
Non-current lease liabilities	56,656
Lease liability recognized as at January 1, 2019	$69,311

Lease liabilities included in the Statements of Financial Position at December 31, 2019 and December 31, 2020 (in thousands):

	2019	2020
Current lease liabilities	$18,485	$26,128
Non-current lease liabilities	100,833	165,275
Total lease liabilities	$119,318	$191,403

Summary of Right-of-Use Assets

The recognized right-of-use assets to the following types as at December 31, 2019 and December 31, 2020 (in thousands):

	Property	Vehicles	Totals
2019
At 1 January 2019	$67,272	$469	$67,741
Additions	41,116	281	41,397
Additions acquired through business combinations	10,824	-	10,824
Provisions	2,821	-	2,821
Remeasurements	12,293	-	12,293
Depreciation charge for the year	(19,382)	(182)	(19,564)
Foreign exchange	(326)	(10)	(336)
At December 31, 2019	$114,618	$558	$115,176
2020
At 1 January 2020	$114,618	$558	$115,176
Additions	90,240	162	90,402
Remeasurements	13	(8)	5
Depreciation charge for the year	(27,048)	(224)	(27,272)
Impairment charge for the year	(2,234)	-	(2,234)
Foreign exchange	3,149	1	3,150
At December 31, 2020	$178,738	$489	$179,227